Investments in Unconsolidated Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

Note 4 - Investments in Unconsolidated Affiliates

Net Investments and Earnings

Our net investments in and earnings from our unconsolidated affiliates are as follows (in millions, unless otherwise stated):

	Ownership Percentage		Investment		Earnings from Unconsolidated Affiliates
	March 31,		March 31,	December 31,	Three Months Ended March 31,
	2016		2016	2015	2016	2015
Jackalope Gas Gathering Services, L.L.C.(1)	50.00	%(4)	$202.4	$202.4	$5.1	$2.5
Tres Palacios Holdings LLC(2)	50.01%		43.1	36.8	0.8	0.9
Powder River Basin Industrial Complex, LLC(3)	50.01%		15.1	15.1	0.6	—

Total			$260.6	$254.3	$6.5	$3.4

(1)	As of March 31, 2016, our equity in the underlying net assets of Jackalope Gas Gathering Services, L.L.C. (Jackalope) exceeded our investment balance by approximately $0.9 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of less than $0.1 million and $0.8 million for the three months ended March 31, 2016 and 2015. Our Jackalope investment is included in our gathering and processing segment.
(2)	As of March 31, 2016, our equity in the underlying net assets of Tres Palacios Holdings LLC (Tres Holdings) exceeded our investment balance by approximately $28.8 million. We amortize this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of $0.3 millionduring each of the three months ended March 31, 2016 and 2015. Our Tres Holdings investment is included in our storage and transportation segment.
(3)	As of March 31, 2016, our equity in the underlying net assets of PRBIC exceeded our investment balance by approximately $23.0 million. We amortize this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of approximately $0.4 million for the three months ended March 31, 2016. Our PRBIC investment is included in our storage and transportation segment.
(4)	Excludes non-controlling interests related to our investment in Jackalope. See Note 9 for a further discussion of our non-controlling interest related to our investment in Jackalope.

Distributions and Contributions

Jackalope. Jackalope is required, within 30 days following the end of each quarter, to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the three months ended March 31, 2016, we received cash distributions of approximately $5.1 million from Jackalope. During the three months ended March 31, 2015, Jackalope did not make any distributions to its members. In May 2016, we received a cash distribution of approximately $7.0 million from Jackalope. During the three months ended March 31, 2015, we contributed approximately $8.8 million to Jackalope.

Tres Holdings. Tres Holdings is required, within 30 days following the end of each quarter, to make quarterly distributions of its available cash (as defined in its limited liability company agreement) to its members based on their respective ownership percentage. During the three months ended March 31, 2016 and 2015, Tres Holdings did not make any distributions to its members. In April 2016, we received a cash distribution of approximately $4.1 million from Tres Holdings. During the three months ended March 31, 2016 and 2015, we contributed approximately $5.5 million and $5.7 million to Tres Holdings.

PRBIC. PRBIC is required to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the three months ended March 31, 2016 and 2015, we received cash distributions of approximately $0.6 million and $0.3 million from PRBIC. During the three months ended March 31, 2015, we contributed approximately $3.7 million to PRBIC.

Note 6—Investments in Unconsolidated Affiliates

Net Investments and Earnings (Loss)

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	December 31, 2015		December 31,		Year Ended December 31,
			2015	2014	2015		2014	2013
Jackalope Gas Gathering Services, L.L.C.(1)	50.00	%(4)	$202.4	$232.9	$(43.4	)(5)	$0.5	$0.1
Tres Palacios Holdings LLC(2)	50.01%		36.8	36.0	2.5		0.2	—
Powder River Basin Industrial Complex, LLC(3)	50.01%		15.1	26.2	(19.9	)(5)	(1.4)	(0.2)

Total			$254.3	$295.1	$(60.8)		$(0.7)	$(0.1)

(1)	As of December 31, 2015, our equity in the underlying net assets of Jackalope exceeded our investment balance by approximately $0.9 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as a reduction of our earnings from unconsolidated affiliates. We recorded amortization of approximately $3.0 million, $3.1 million and $1.4 million for the years ended December 31, 2015, 2014 and 2013.
(2)	As of December 31, 2015, our equity in the underlying net assets of Tres Holdings exceeded our investment balance by approximately $29.1 million. We amortize and generally assess the recoverability of this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of approximately $1.3 million and $0.1 million for the years ended December 31, 2015 and 2014.
(3)	As of December 31, 2015, our equity in the underlying net assets of PRBIC exceeded our investment balance by approximately $23.4 million. We amortize this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake. During the three months ended June 30, 2015, we recorded additional equity earnings of approximately $3.2 million related to a gain associated with the adjustment of our member’s capital account by our equity investee.
(4)	Excludes non-controlling interests related to our investment in Jackalope. See Note 12 for a further discussion of our non-controlling interest related to our investment in Jackalope.
(5)	During the year ended December 31, 2015, we recorded impairments of our Jackalope and PRBIC equity investments of approximately $51.4 million and $23.4 million. For a further discussion of these impairments, see Note 2.

Description of Investments

Jackalope. In July 2013, Crestwood Niobrara LLC (Crestwood Niobrara), our consolidated subsidiary, acquired its 50% ownership interest in Jackalope for approximately $107.5 million. Williams Partners LP operates and owns the remaining 50% interest in Jackalope. Crestwood Niobrara manages the commercial operations of the Jackalope system, and we account for our investment in Jackalope under the equity method of accounting. Our Jackalope investment is included in our gathering and processing segment.

We entered into a construction agreement with Jackalope, pursuant to which we assumed the responsibility to construct a truck terminal and storage facility. Under this agreement, Jackalope reimburses us for all costs incurred on its behalf, therefore, no revenues are recognized under this agreement.

Tres Palacios Holdings LLC

In December 2014, CEQP sold its 100% interest in Tres Palacios to Tres Holdings, a newly formed joint venture between Crestwood Midstream’s consolidated subsidiary and an affiliate of Brookfield, for total cash consideration of approximately $132.8 million, of which $66.4 million was paid by Crestwood Midstream. As a result of this transaction, effective December 1, 2014, CEQP deconsolidated the operations of Tres Palacios. Crestwood Midstream owns 50.01% of Tres Holdings and is the operator of Tres Palacios and its assets. Brookfield owns the remaining 49.99% interest in Tres Holdings. We account for our investment in Tres Holdings under the equity method of accounting, and the investment is included in our storage and transportation segment.

The sale of CEQP’s 100% interest in Tres Palacios was accounted for under the accounting standards related to in substance real estate transactions. The accounting for the sale of real estate results in the recognition of a gain to the extent the sale is to an independent buyer. Since CEQP retained 50.01% of its interest in Tres Palacios through its ownership in Crestwood Midstream, CEQP recognized only the portion of the gain related to sale to Brookfield of approximately $30.6 million and, as a result, no gain was recognized on the portion of the sale between Crestwood Midstream and CEQP. The sale of CEQP’s interest in Tres Palacios to Crestwood Midstream was considered a transaction between entities under common control and, as a result, Crestwood Midstream reflected its investment at approximately $35.8 million, which represented 50.01% of CEQP’s historical basis in Tres Palacios.

Tres Palacios owns a FERC-certificated 38.4 Bcf multi-cycle, salt dome natural gas storage facility. Its 63-mile, dual 24-inch diameter header system (including a 52-mile north pipeline lateral and an approximate 11-mile south pipeline lateral) interconnects with 10 pipeline systems and can receive residue gas from the tailgate of Kinder Morgan Inc.’s Houston central processing plant.

A consolidated subsidiary of Crestwood Midstream entered into an operating agreement with Tres Palacios, pursuant to which we assumed the responsibility of operating and maintaining the facilities as well as certain administrative and other general services identified in the agreement. Under the operating agreement, Tres Palacios reimburses us for all cost incurred on its behalf. During the years ended December 31, 2015 and 2014, Tres Palacios reimbursed us approximately $2.8 million and $0.2 million under this agreement. These reimbursements are reflected as a reduction of operations and maintenance expense in our consolidated statements of operations. In addition to our operating agreement, CEQP also entered into an indemnification agreement with Tres Palacios to indemnify Tres Palacios for property tax liabilities associated with periods prior to the sale. Pursuant to the indemnification agreement, any property tax refunds received by Tres Palacios will be payable to CEQP.

Powder River Basin Industrial Complex, LLC

Crestwood Crude Logistics LLC (Crude Logistics), our consolidated subsidiary, owns a 50% ownership interest in PRBIC which we account for under the equity method of accounting. Our PRBIC investment is included in our storage and transportation segment.

In September 2013, Crude Logistics and Enserco Midstream, LLC formed PRBIC to construct, own and operate an integrated crude oil loading, storage and pipeline terminal located in Douglas County, Wyoming. The terminal was placed in manifest service in August 2013 and unit train in service in May 2014. Crude Logistics paid approximately $22.5 million to acquire its interest in PRBIC.

Distributions and Contributions

Jackalope. Jackalope is required, within 30 days following the end of each quarter, to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the year ended December 31, 2015 we received cash distributions of approximately $12.5 million from Jackalope. During the year ended December 31, 2014, Jackalope did not make any distributions to its members. In February 2016, we received a cash distribution of approximately $5.1 million from Jackalope. During the years ended December 31, 2015 and 2014, we contributed approximately $25.4 million and $105.2 million to Jackalope.

Tres Holdings. Tres Holdings is required, within 30 days following the end of each quarter, to make quarterly distributions of its available cash (as defined in its limited liability company agreement) to its members based on their respective ownership percentage. During the year ended December 31, 2015, we received cash distributions of approximately $7.4 million from Tres Holdings. During the year ended December 31, 2015, we contributed approximately $5.7 million to Tres Holdings.

PRBIC. PRBIC is required to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the year ended December 31, 2015, we received cash distributions of approximately $1.9 million from PRBIC. During the year ended December 31, 2014, PRBIC did not make any distributions to its members. In January 2016, we received a cash distribution of approximately $0.6 million from PRBIC. During the years ended December 31, 2015 and 2014, Crude Logistics contributed approximately $10.7 million and $3.4 million to PRBIC.